Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,165,128		¥ 1,227,291
Total gains (losses) for the period included in earnings, Assets		(27,838)		21,072
Total gains (losses) for the period included in other comprehensive income, Assets		607		(11,896)
Purchases, Assets		566,453		756,792
Issues, Assets		(1,449)		(682)
Sales, Assets		(246,068)		(318,008)
Settlements, Assets		(559,688)		(552,087)
Transfers into Level 3, Assets		108,198		51,098
Transfers out of Level 3, Assets		(124,326)		(8,452)
Level 3 assets, Ending balance		881,017		1,165,128
Change in unrealized gains (losses) included in earnings for assets still held at period end		(45,864)		(11,691)
Level 3 liabilities, Beginning balance		65,648		(25,528)
Total gains (losses) for the period included in earnings, Liabilities		(5,388)		(19,629)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(414)		6,670
Purchases, Liabilities
Issues, Liabilities		2,258		16,759
Sales, Liabilities
Settlements, Liabilities		(21,133)		(18,499)
Transfers into Level 3, Liabilities		333		44,727
Transfers out of Level 3, Liabilities		(46,302)		35,230
Level 3 liabilities, Ending balance		6,606		65,648
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		9,648		(10,778)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		65,648		(25,528)
Total gains (losses) for the period included in earnings, Liabilities	[1]	(5,388)		(19,629)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(414)		6,670
Issues, Liabilities		2,258		16,759
Settlements, Liabilities		(21,133)		(18,499)
Transfers into Level 3, Liabilities	[2]	333		44,727
Transfers out of Level 3, Liabilities	[2]	(46,302)		35,230
Level 3 liabilities, Ending balance		6,606		65,648
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[1]	9,648		(10,778)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	785,326		827,493
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(22,419)		23,848
Total gains (losses) for the period included in other comprehensive income, Assets	[3]			(1,341)
Purchases, Assets	[3]	227,656		454,048
Sales, Assets	[3]	(214,183)		(316,384)
Settlements, Assets	[3]	(225,980)		(213,944)
Transfers into Level 3, Assets	[3]	52,140		29,445
Transfers out of Level 3, Assets	[3]	(76,594)		(17,839)
Level 3 assets, Ending balance	[3]	525,946		785,326
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(18,915)		18,299
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		792		1,047
Total gains (losses) for the period included in earnings, Assets		589		863
Purchases, Assets		93,957		117,619
Sales, Assets		(92,748)		(118,377)
Settlements, Assets		(18)		(317)
Transfers out of Level 3, Assets		(1,520)		(43)
Level 3 assets, Ending balance		1,052		792
Change in unrealized gains (losses) included in earnings for assets still held at period end		(12)		5
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		31,384		23,092
Total gains (losses) for the period included in earnings, Assets		(279)		611
Purchases, Assets		631		2,040
Sales, Assets		(3,937)		(1,798)
Settlements, Assets		(4,721)		(4,188)
Transfers into Level 3, Assets	[5]	24,882		29,423
Transfers out of Level 3, Assets	[5]	(47,816)		(17,796)
Level 3 assets, Ending balance		144		31,384
Change in unrealized gains (losses) included in earnings for assets still held at period end		(13)		286
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,181		41,141
Total gains (losses) for the period included in earnings, Assets		(695)		(282)
Sales, Assets		(23,837)
Settlements, Assets		(10,649)		(5,678)
Level 3 assets, Ending balance				35,181
Change in unrealized gains (losses) included in earnings for assets still held at period end				(289)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		627,678		684,637
Total gains (losses) for the period included in earnings, Assets		(23,494)		18,692
Total gains (losses) for the period included in other comprehensive income, Assets				(1,341)
Purchases, Assets		113,239		315,865
Sales, Assets		(93,655)		(195,851)
Settlements, Assets		(207,509)		(194,324)
Level 3 assets, Ending balance		416,259		627,678
Change in unrealized gains (losses) included in earnings for assets still held at period end		(18,815)		15,528
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,148		33,450
Total gains (losses) for the period included in earnings, Assets		(1,239)		1,698
Transfers out of Level 3, Assets	[6]	(27,258)
Level 3 assets, Ending balance		6,651		35,148
Change in unrealized gains (losses) included in earnings for assets still held at period end		(387)		1,698
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		55,143		44,126
Total gains (losses) for the period included in earnings, Assets		2,699		2,266
Purchases, Assets		19,829		18,524
Sales, Assets		(6)		(358)
Settlements, Assets		(3,083)		(9,437)
Transfers into Level 3, Assets		27,258	[6]	22
Level 3 assets, Ending balance		101,840		55,143
Change in unrealized gains (losses) included in earnings for assets still held at period end		312		1,071
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,170		12,119
Total gains (losses) for the period included in earnings, Assets	[4]	4,503		(5,871)
Total gains (losses) for the period included in other comprehensive income, Assets		178		(744)
Purchases, Assets		714		787
Issues, Assets		(1,449)		(682)
Settlements, Assets		(33,463)		37
Transfers into Level 3, Assets		40,857		20,192
Transfers out of Level 3, Assets		(44,033)		10,332
Level 3 assets, Ending balance		3,477		36,170
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	(16,742)		(25,241)
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(4,189)		14,596
Total gains (losses) for the period included in earnings, Assets		21,290		12,397
Total gains (losses) for the period included in other comprehensive income, Assets		(24)		57
Issues, Assets				(119)
Settlements, Assets		(12,025)		(25,601)
Transfers into Level 3, Assets		2,254		(7,013)
Transfers out of Level 3, Assets		(8,056)		1,494
Level 3 assets, Ending balance		(750)		(4,189)
Change in unrealized gains (losses) included in earnings for assets still held at period end		8,046		11,507
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		18,191		6,736
Total gains (losses) for the period included in earnings, Assets		(21,429)		(10,997)
Total gains (losses) for the period included in other comprehensive income, Assets		89		(419)
Purchases, Assets		3		210
Settlements, Assets		4,858		(322)
Transfers into Level 3, Assets	[5]	35,444		27,230
Transfers out of Level 3, Assets		(32,151)		(4,247)
Level 3 assets, Ending balance		5,005		18,191
Change in unrealized gains (losses) included in earnings for assets still held at period end		(21,483)		(10,451)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,862		(10,685)
Total gains (losses) for the period included in earnings, Assets		5,188		18,756
Total gains (losses) for the period included in other comprehensive income, Assets		110		(374)
Purchases, Assets		96		13
Issues, Assets		(777)		(228)
Settlements, Assets		(11,305)		(17,680)
Transfers into Level 3, Assets		(41)		(25)
Transfers out of Level 3, Assets		(355)		13,085
Level 3 assets, Ending balance		(4,222)		2,862
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2,846)		(752)
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		949		683
Total gains (losses) for the period included in earnings, Assets		(174)		32
Total gains (losses) for the period included in other comprehensive income, Assets		(1)		6
Purchases, Assets		615		564
Issues, Assets		(672)		(335)
Settlements, Assets				(1)
Level 3 assets, Ending balance		717		949
Change in unrealized gains (losses) included in earnings for assets still held at period end		(167)		795
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		18,357		789
Total gains (losses) for the period included in earnings, Assets		(372)		(26,059)
Total gains (losses) for the period included in other comprehensive income, Assets		4		(14)
Settlements, Assets		(14,991)		43,641
Transfers into Level 3, Assets		3,200
Transfers out of Level 3, Assets		(3,471)
Level 3 assets, Ending balance		2,727		18,357
Change in unrealized gains (losses) included in earnings for assets still held at period end		(292)		(26,340)
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		283,434		350,660
Total gains (losses) for the period included in earnings, Assets	[7]	(2,402)		6,415
Total gains (losses) for the period included in other comprehensive income, Assets		804		(9,791)
Purchases, Assets		281,041		273,201
Sales, Assets		(24)
Settlements, Assets		(300,023)		(338,180)
Transfers into Level 3, Assets		15,201		1,456
Transfers out of Level 3, Assets		(3,101)		(327)
Level 3 assets, Ending balance		274,930		283,434
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	(934)		(498)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		19,246		20,192
Total gains (losses) for the period included in other comprehensive income, Assets		1,625		(876)
Purchases, Assets		828		645
Settlements, Assets		(5,932)		(715)
Level 3 assets, Ending balance		15,767		19,246
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		4,196		6,037
Total gains (losses) for the period included in earnings, Assets		(458)		(345)
Total gains (losses) for the period included in other comprehensive income, Assets		342		3
Purchases, Assets		663		3,450
Sales, Assets		(1)
Settlements, Assets		(6,734)		(6,078)
Transfers into Level 3, Assets	[5]	15,201		1,456
Transfers out of Level 3, Assets	[5]	(3,101)		(327)
Level 3 assets, Ending balance		10,108		4,196
Change in unrealized gains (losses) included in earnings for assets still held at period end		(934)		(498)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15		15
Level 3 assets, Ending balance		15		15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,038		2,430
Total gains (losses) for the period included in other comprehensive income, Assets		125		(135)
Sales, Assets		(23)
Settlements, Assets		(163)		(257)
Level 3 assets, Ending balance		1,977		2,038
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		131,455		161,172
Total gains (losses) for the period included in earnings, Assets		(1,944)		6,760
Total gains (losses) for the period included in other comprehensive income, Assets		(1,085)		(5,016)
Purchases, Assets		274,110		263,587
Settlements, Assets		(261,661)		(295,048)
Level 3 assets, Ending balance		140,875		131,455
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		126,484		160,814
Total gains (losses) for the period included in other comprehensive income, Assets		(203)		(3,767)
Purchases, Assets		5,440		5,519
Settlements, Assets		(25,533)		(36,082)
Level 3 assets, Ending balance		106,188		126,484
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		27,820		28,359
Total gains (losses) for the period included in earnings, Assets	[7]	2,585		(2,298)
Purchases, Assets		12,718		3,795
Sales, Assets		(2,527)		(1,418)
Settlements, Assets		(35)
Transfers out of Level 3, Assets		(598)		(618)
Level 3 assets, Ending balance		39,963		27,820
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	863		(3,060)
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		27,820		28,359
Total gains (losses) for the period included in earnings, Assets		2,585		(2,298)
Purchases, Assets		12,718		3,795
Sales, Assets		(2,527)		(1,418)
Settlements, Assets		(35)
Transfers out of Level 3, Assets		(598)		(618)
Level 3 assets, Ending balance		39,963		27,820
Change in unrealized gains (losses) included in earnings for assets still held at period end		863		(3,060)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		32,378		8,660
Total gains (losses) for the period included in earnings, Assets	[8]	(10,105)		(1,022)
Total gains (losses) for the period included in other comprehensive income, Assets		(375)		(20)
Purchases, Assets		44,324		24,961
Sales, Assets		(29,334)		(206)
Settlements, Assets		(187)
Transfers into Level 3, Assets				5
Level 3 assets, Ending balance		36,701		32,378
Change in unrealized gains (losses) included in earnings for assets still held at period end	[8]	¥ (10,136)		¥ (1,191)

[1]	Included in Trading account profits (losses)—net.
[2]	Transfers into (out of) Level 3 for bifurcated embedded derivatives in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
[5]	Transfers into (out of) Level 3 for Corporate bonds were caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party vendors. Transfers into (out of) Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input.
[6]	Transfers relate to the reclassification of certain securities.
[7]	Included in Investment securities gains (losses)—net.
[8]	Included in Fees and commissions income and Other non-interest income.